Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Revenues from External Customers
Total revenues	¥ 1,159,639	$ 176,995	¥ 1,221,460	¥ 986,754
Processing fees
Revenues from External Customers
Total revenues	653,756	99,782	759,493	592,123
Storage fees
Revenues from External Customers
Total revenues	492,884	75,229	451,670	385,781
Fees derived from the provision of donated cord blood for transplantation and research and others
Revenues from External Customers
Total revenues	¥ 12,999	$ 1,984	¥ 10,297	¥ 8,850